Brown Advisory Flexible Equity Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.8%
Communication Services - 12.8%
5,631	Alphabet, Inc. - Class A*	11,614,050
11,348	Alphabet, Inc. - Class C*	23,474,813
94,951	Facebook, Inc.*	27,965,918
59,898	T-Mobile US, Inc.*	7,504,621
59,000	Walt Disney Co.*	10,886,680
		81,446,082
Consumer Discretionary - 16.3%
49,665	Alibaba Group Holding, Ltd. ADR*	11,260,546
4,121	Amazon.com, Inc.*	12,750,704
7,779	Booking Holdings, Inc.*	18,123,825
39,665	Bright Horizons Family Solutions, Inc.*	6,800,564
160,577	CarMax, Inc.*	21,302,145
83,052	Dollar Tree, Inc.*	9,506,132
102,263	Lowe's Companies, Inc.	19,448,377
70,631	TJX Companies, Inc.	4,672,241
		103,864,534
Consumer Staples - 4.0%
170,519	Conagra Brands, Inc.	6,411,514
142,998	Hain Celestial Group, Inc.*	6,234,713
463,869	Nomad Foods, Ltd.*	12,737,843
		25,384,070
Energy - 1.0%
307,426	Suncor Energy, Inc.	6,425,203
Financials - 16.8%
76,274	Ameriprise Financial, Inc.	17,729,891
469,435	Bank of America Corp.	18,162,440
85,892	Berkshire Hathaway, Inc.*	21,942,829
101,796	Blackstone Group, Inc.	7,586,856
112,270	CIT Group, Inc.	5,783,028
5,889	First Citizens BancShares, Inc.	4,921,850
121,024	JPMorgan Chase & Co.	18,423,484
249,805	KKR & Co., Inc.	12,202,974
		106,753,352
Health Care - 9.6%
48,624	Agilent Technologies, Inc.	6,182,055
35,266	Anthem, Inc.	12,658,731
199,398	Edwards Lifesciences Corp.*	16,677,649
75,356	Merck & Co., Inc.	5,809,194
52,365	UnitedHealth Group, Inc.	19,483,445
		60,811,074
Industrials - 7.4%
59,684	Canadian National Railway Co.	6,922,150
256,042	Carrier Global Corp.	10,810,093
18,740	General Dynamics Corp.	3,402,434
91,577	Otis Worldwide Corp.	6,268,446
127,310	Stericycle, Inc.*	8,594,698
34,502	United Rentals, Inc.*	11,361,854
		47,359,675
Information Technology - 27.9%
42,868	Accenture PLC	11,842,285
60,066	Analog Devices, Inc.	9,315,035
178,176	Apple, Inc.	21,764,199
21,498	Intuit, Inc.	8,235,024
86,924	MasterCard, Inc.	30,949,290
152,421	Microsoft Corp.	35,936,299
66,537	PayPal Holdings, Inc.*	16,157,845
102,036	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,068,818
146,347	Visa, Inc.	30,986,050
		177,254,845
Total Common Stocks (Cost $240,633,932)		609,298,835

Real Estate Investment Trusts - 2.3%
34,814	Crown Castle International Corp.	5,992,534
29,920	SBA Communications Corp.	8,304,296
Total Real Estate Investment Trusts (Cost $7,027,542)		14,296,830

Short-Term Investments - 1.8%
Money Market Funds - 1.8%
11,646,412	First American Government Obligations Fund - Class Z, 0.03%#	11,646,412
Total Short-Term Investments (Cost $11,646,412)		11,646,412
Total Investments - 99.9% (Cost $259,307,886)		635,242,077
Other Assets in Excess of Liabilities - 0.1%		484,323
NET ASSETS - 100.0%		$635,726,400

* Non-Income Producing
ADR - American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.